Discontinued Operations - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			8 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2010 Cerro Bayo Mine [Member] oz	Dec. 31, 2010 Cerro Bayo Mine [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations (Textual) [Abstract]
Percentage of ownership in the companies								100.00%
Cash to be received as per sale agreement								$ 6,000,000
Shares received from Divesture of business								17,857,143
Six Equal quarterly installment of Silver in ounce received from Divesture of business								125,000
Fair value of silver to be delivered								2,300,000
Net Smelter Royalty on production from Minera Cerro Bayo								2.00%
Maximum Cumulative ounce of gold for smelter royalty calculation								50,000
Silver in ounce for smelter royalty								5,000,000
Fair Value of silver for Smelter Royalty								5,400,000
Retained value added taxes								3,500,000
Amount of next reclamation costs associated with Mineral Cerro Bayo's nearby Furioso property to be paid by Mandalay								6,000,000
Gain (loss) on sale of net assets of discontinued operations, net of taxes of $0.0 million for 2010 and $6.5 million for 2009					$ 0	$ 0	$ (2,095,000)		$ (2,095,000)